First Eagle Overseas Equity ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Brazil - 1.7%
Ambev SA - ADR	6,968,417	$ 22,368,619

Canada - 10.3%
Agnico Eagle Mines Ltd.	36,863	6,777,669
Barrick Mining Corp.	321,678	13,687,399
Franco-Nevada Corp.	73,827	17,101,796
Imperial Oil Ltd.	329,404	39,082,154
Nutrien Ltd.	209,982	14,394,266
Power Corp. of Canada	405,580	24,514,548
Wheaton Precious Metals Corp.	159,683	21,173,966
		136,731,798

Faroe Islands - 0.3%
Bakkafrost P/F	79,476	3,940,085

Finland - 0.4%
Kesko Oyj - Class B	206,031	4,993,730

France - 7.4%
Danone SA	241,598	17,172,863
Dassault Systemes SE	1,264,744	27,741,049
Legrand SA	73,203	12,606,927
LVMH Moet Hennessy Louis Vuitton SE	65,348	36,056,723
Pernod Ricard SA	62,416	4,617,098
		98,194,660

Germany - 2.7%
Adidas AG	18,363	3,568,334
Merck KGaA	207,310	31,640,322
		35,208,656

Hong Kong - 4.8%
AIA Group Ltd.	1,269,600	13,324,733
Alibaba Group Holding Ltd.	1,079,800	16,658,094
CK Asset Holdings Ltd.	1,889,000	11,410,795
Jardine Matheson Holdings Ltd.	337,415	22,397,608
		63,791,230

Indonesia - 0.3%
Astra International Tbk PT	14,372,800	4,021,488

Japan - 17.3%
FANUC Corp.	546,800	27,095,379
Hirose Electric Co. Ltd.	86,200	15,276,395
Hoshizaki Corp.	259,500	8,583,468
Kansai Paint Co. Ltd.	1,072,100	16,495,658
Keyence Corp.	40,500	20,371,425
Mitsubishi Electric Corp.	445,000	18,323,612
MS&AD Insurance Group Holdings, Inc.	813,300	21,891,923
Nihon Kohden Corp.	644,300	5,853,779
OBIC Business Consultants Co. Ltd.	192,300	7,385,798

Secom Co. Ltd.	490,800	19,568,518
Shimano, Inc.	113,000	11,710,451
SMC Corp.	59,500	25,818,887
Sompo Holdings, Inc.	377,800	14,133,252
TIS, Inc.	803,000	17,046,702
		229,555,247

Mexico - 4.6%
Fomento Economico Mexicano SAB de CV - ADR	251,682	29,957,709
Grupo Mexico SAB de CV - Class B	836,235	10,336,090
Wal-Mart de Mexico SAB de CV	6,809,333	20,612,205
		60,906,004

Netherlands - 3.8%
Heineken NV	189,813	14,846,922
Magnum Ice Cream Co. NV (a)	220,280	3,570,358
Prosus NV	711,587	32,386,363
		50,803,643

Norway - 0.9%
Orkla ASA	1,117,800	11,804,873

Singapore - 2.2%
United Overseas Bank Ltd.	537,610	15,838,696
UOL Group Ltd.	1,640,134	13,043,965
		28,882,661

South Korea - 7.7%
Hyundai Mobis Co. Ltd.	30,989	15,792,669
NAVER Corp.	57,373	8,908,614
NongShim Co. Ltd.	18,380	4,695,620
Samsung Electronics Co. Ltd.	349,094	73,432,514
		102,829,417

Sweden - 3.0%
Industrivarden AB	153,685	8,425,702
Investor AB (a)	558,543	23,032,919
Svenska Handelsbanken AB - Class A	610,226	9,018,135
		40,476,756

Switzerland - 5.9%
Cie Financiere Richemont SA	142,646	30,866,581
Nestle SA	247,664	25,205,852
Schindler Holding AG	51,331	17,361,327
SGS SA	46,318	5,274,158
		78,707,918

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	61,657	25,800,372

Thailand - 0.7%
Bangkok Bank PCL - NVDR	1,833,119	9,744,341

Turkey - 0.4%
AG Anadolu Grubu Holding AS	6,707,723	4,911,085

United Kingdom - 17.8%
Berkeley Group Holdings PLC (a)	231,490		10,736,527
Big Yellow Group PLC	601,003		6,786,536
British American Tobacco PLC	817,126		50,520,166
Diageo PLC	881,418		18,226,370
Haleon PLC	3,131,916		14,201,090
Lloyds Banking Group PLC	12,377,291		16,985,105
Reckitt Benckiser Group PLC	310,845		19,218,506
RELX PLC	366,697		12,098,789
Shell PLC	1,251,819		52,527,805
Unilever PLC	373,870		21,180,472
Willis Towers Watson PLC	59,648		14,892,316
			237,373,682

United States - 2.3%
Newmont Corp.	177,991		19,545,192
Philip Morris International, Inc.	63,764		11,310,458
			30,855,650
TOTAL COMMON STOCKS (Cost $1,174,104,486)			1,281,901,915

PREFERRED STOCKS - 2.7%	Shares		Value
Brazil - 1.0%
Itausa SA, 0.00%	5,142,798		13,242,994

Germany - 1.7%
FUCHS SE, 0.00%	276,345		12,667,504
Henkel AG & Co. KGaA, 0.00%	132,485		10,304,080
			22,971,584
TOTAL PREFERRED STOCKS (Cost $35,496,071)			36,214,578

TOTAL INVESTMENTS - 99.1% (Cost $1,209,600,557)			1,318,116,493
Other Assets in Excess of Liabilities - 0.9%		0.00932	12,401,090
TOTAL NET ASSETS - 100.0%			$ 1,330,517,583

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

First Eagle Overseas Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,281,901,915	$ –	$ –	$ 1,281,901,915
Preferred Stocks	36,214,578	–	–	36,214,578
Total Investments	$ 1,318,116,493	$ –	$ –	$ 1,318,116,493

Refer to the Schedule of Investments for further disaggregation of investment categories.